Segment information (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income		R$ 126,338	R$ 27,310	R$ 7,989
Non-current assets		807,320	712,191
Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income		218,224	137,397
Non-current assets		646,528	736,170
Subsidiaries Abroad
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net income	[1]	26,054	9,514
Non-current assets	[1]	R$ 182,628	R$ 3,749

[1]	The subsidiaries abroad are all located in Paraguay.